Rental Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum future rentals on non-cancelable operating leases and subleases of flight equipment
2013	$ 3,853,694,000
2014	3,343,945,000
2015	2,630,761,000
2016	2,001,212,000
2017	1,346,960,000
Thereafter	1,628,759,000
Rental income additional disclosure
Net overhaul rentals recognized	241,600,000	198,800,000	270,300,000
Overhaul rental collections	722,000,000	734,000,000	749,000,000
Aggregate net overhaul rentals recognized and rental revenue earned based on usage	105,300,000	54,400,000	58,500,000
Operating leases minimum remaining term	1 year
Operating leases maximum remaining term	14 years
Unamortized lease incentives	128,600,000	119,900,000	89,300,000
Lease incentives capitalized	65,800,000	89,600,000	55,400,000
Lease incentives amortized into rental of flight equipment	$ 61,500,000	$ 63,400,000	$ 47,800,000